Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions
Costs and allocated expenses from SINA	$ 47,178	$ 38,270	$ 43,011
Related party outstanding balance:
Amount due from SINA	487,117	494,200
Payable to SINA for the acquisition of the equity of STC	(218,402)	0
Loans to and interest receivable from other related parties	110,000	219,679
Loans to and interest receivable from other related parties	454,912	480,786
Total	564,912	700,465
Credits losses on loans	7,600	0
Advertising and marketing revenues from related party	40,500	70,000	46,500
Total revenues	40,500	70,000	46,500
Other revenues generated from related parties	8,100	3,300	3,400
Cost and expenses recognized from transactions with other related parties	32,300	62,600	$ 48,100
Accounts receivable due from other related parties	48,600	55,800
Accounts payable due to other related parties	21,700	44,300
Accrued and other liabilities due to other related parties	6,600	8,300
Prepaid expenses and other current assets
Related party outstanding balance:
Loans to and interest receivable from other related parties	110,000	219,679
Other non-current assets
Related party outstanding balance:
Loans to and interest receivable from other related parties	$ 454,912	$ 480,786
SINA
Related party transactions
Loan agreement term	1 year	1 year	1 year
Loan to SINA	$ 1,261,880	$ 978,162	$ 473,777
Loan repaid by SINA	1,249,476	1,058,574	181,697
Revenue billed through SINA	44,962	68,351	41,754
Revenue from services provided to SINA	31,984	43,170	20,348
Costs and allocated expenses from SINA	47,178	38,270	43,011
Interest income on loans to SINA	14,770	17,943	13,458
Other costs and expenses billed by SINA	37,700	48,000	48,300
Costs and expenses paid by Weibo on behalf of SINA and allocated	600	800
Related party outstanding balance:
Amount due from SINA	487,117	494,200
Payable to SINA for the acquisition of the equity of STC	218,402	0
Loans to and interest receivable from other related parties	420,400	479,600
Advertising and marketing revenues from related party	76,946	111,521	62,102
Total revenues	76,946	111,521	62,102
Alibaba
Related party transactions
Services provided by Alibaba	33,745	44,006	52,338
Related party outstanding balance:
Accounts receivable due from related parties	75,347	89,344
Alibaba | Advertiser
Related party outstanding balance:
Advertising and marketing revenues from related party	106,974	139,561	152,000
Total revenues	106,974	139,561	152,000
Alibaba | Agent
Related party outstanding balance:
Advertising and marketing revenues from related party	223	41,680	36,597
Total revenues	223	41,680	36,597
Company A
Related party outstanding balance:
Loans to and interest receivable from other related parties	0	2,789
Company B
Related party outstanding balance:
Loans to and interest receivable from other related parties	110,000	211,583
Company C
Related party outstanding balance:
Loans to and interest receivable from other related parties	454,912	480,786
Other related parties
Related party outstanding balance:
Accounts receivable due from related parties	48,596	55,763
Loans to and interest receivable from other related parties	$ 0	5,307
Minimum | SINA
Related party outstanding balance:
Annual interest rate	1.00%
Minimum | Company B
Related party outstanding balance:
Annual interest rate	4.00%
Maximum | SINA
Related party outstanding balance:
Annual interest rate	4.50%
Maximum | Company B
Related party outstanding balance:
Annual interest rate	5.50%
Advertising and Marketing | SINA
Related party outstanding balance:
Advertising and marketing revenues from related party	$ 56,206	96,359	48,353
Total revenues	56,206	96,359	48,353
Value-added services | SINA
Related party outstanding balance:
Advertising and marketing revenues from related party	20,740	15,162	13,749
Total revenues	$ 20,740	$ 15,162	$ 13,749